FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Items measured at fair value on a recurring basis

Fair Value Levels
						Gross		Net
In millions of dollars at December 31, 2012	Level 1	(1)	Level 2	(1)	Level 3	inventory	Netting (2)	balance
Assets
Federal funds sold and securities borrowed or purchased under
agreements to resell	$—		$198,278		$5,043	$203,321	$(42,732)	$160,589
Trading securities
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	—		29,835		1,325	31,160	—	31,160
Residential	—		1,663		1,805	3,468	—	3,468
Commercial	—		1,322		1,119	2,441	—	2,441
Total trading mortgage-backed securities	$—		$32,820		$4,249	$37,069	$—	$37,069
U.S. Treasury and federal agency securities	$15,416		$4,940		$—	$20,356	$—	$20,356
State and municipal	—		3,611		195	3,806	—	3,806
Foreign government	57,831		31,097		311	89,239	—	89,239
Corporate	—		33,194		2,030	35,224	—	35,224
Equity securities	54,640		2,094		264	56,998	—	56,998
Asset-backed securities	—		899		4,453	5,352	—	5,352
Other debt securities	—		15,944		2,321	18,265	—	18,265
Total trading securities	$127,887		$124,599		$13,823	$266,309	$—	$266,309
Trading account derivatives
Interest rate contracts	$2		$901,809		$1,710	$903,521
Foreign exchange contracts	18		75,712		902	76,632
Equity contracts	2,359		14,193		1,741	18,293
Commodity contracts	410		9,802		695	10,907
Credit derivatives	—		50,109		4,166	54,275
Total trading account derivatives	$2,789		$1,051,625		$9,214	$1,063,628
Gross cash collateral paid						61,152
Netting agreements and market value adjustments							$(1,070,160)
Total trading account derivatives	$2,789		$1,051,625		$9,214	$1,124,780	$(1,070,160)	$54,620
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$46		$45,841		$1,458	$47,345	$—	$47,345
Residential	—		7,472		205	7,677	—	7,677
Commercial	—		449		—	449	—	449
Total investment mortgage-backed securities	$46		$53,762		$1,663	$55,471	$—	$55,471
U.S. Treasury and federal agency securities	$13,204		$78,625		$12	$91,841	$—	$91,841
				Gross		Net
In millions of dollars at December 31, 2012	Level 1 (1)	Level 2 (1)	Level 3	inventory	Netting (2)	balance
State and municipal	$—	$17,483	$849	$18,332	$—	$18,332
Foreign government	36,048	57,616	383	94,047	—	94,047
Corporate	—	9,289	385	9,674	—	9,674
Equity securities	4,037	132	773	4,942	—	4,942
Asset-backed securities	—	11,910	2,220	14,130	—	14,130
Other debt securities	—	—	258	258	—	258
Non-marketable equity securities	—	404	5,364	5,768	—	5,768
Total investments	$53,335	$229,221	$11,907	$294,463	$—	$294,463
Loans (3)	$—	$356	$4,931	$5,287	$—	$5,287
Mortgage servicing rights	—	—	1,942	1,942	—	1,942
Nontrading derivatives and other financial assets measured
on a recurring basis, gross	$—	$15,293	$2,452	$17,745
Gross cash collateral paid				214
Netting agreements and market value adjustments					$(4,660)
Nontrading derivatives and other financial assets measured
on a recurring basis	$—	$15,293	$2,452	$17,959	$(4,660)	$13,299
Total assets	$184,011	$1,619,372	$49,312	$1,914,061	$(1,117,552)	$796,509
Total as a percentage of gross assets (4)	9.9%	87.4%	2.7%	100.0%
Liabilities
Interest-bearing deposits	$—	$661	$786	$1,447	$—	$1,447
Federal funds purchased and securities loaned or sold under
agreements to repurchase	—	158,580	841	159,421	(42,732)	116,689
Trading account liabilities
Securities sold, not yet purchased	55,145	8,288	365	63,798		63,798
Trading account derivatives
Interest rate contracts	1	891,138	1,529	892,668
Foreign exchange contracts	10	81,209	902	82,121
Equity contracts	2,664	26,014	3,189	31,867
Commodity contracts	317	10,359	1,466	12,142
Credit derivatives	—	47,792	4,508	52,300
Total trading account derivatives	$2,992	$1,056,512	$11,594	$1,071,098
Gross cash collateral received				46,833
Netting agreements and market value adjustments					$(1,066,180)
Total trading account derivatives	$2,992	$1,056,512	$11,594	$1,117,931	$(1,066,180)	$51,751
Short-term borrowings	—	706	112	818	—	818
Long-term debt	—	23,038	6,726	29,764	—	29,764
Nontrading derivatives and other financial liabilities measured
on a recurring basis, gross	$—	$2,228	$24	$2,252
Gross cash collateral received				$5,318
Netting agreements and market value adjustments					$(4,660)
Nontrading derivatives and other financial liabilities measured
on a recurring basis	$—	$2,228	$24	$7,570	$(4,660)	$2,910
Total liabilities	$58,137	$1,250,013	$20,448	$1,380,749	$(1,113,572)	$267,177
Total as a percentage of gross liabilities (4)	4.4%	94.1%	1.5%	100.0%

(1)	For the year ended December 31, 2012, the Company transferred assets of $1.7 billion from Level 1 to Level 2, primarily related to foreign government bonds, which were not traded with enough frequency to constitute an active market. During the year ended December 31, 2012, the Company transferred assets of $1.2 billion from Level 2 to Level 1 primarily related to foreign government bonds, which were traded with sufficient frequency to constitute an active market. During the year ended December 31, 2012, the Company transferred liabilities of $70 million, from Level 1 to Level 2, and liabilities of $150 million from Level 2 to Level 1.
(2)	Represents netting of: (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement, cash collateral and the market value adjustment.
(3)	There is no allowance for loan losses recorded for loans reported at fair value.
(4)	Percentage is calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding collateral paid/received on derivatives.
Fair Value Levels
				Gross		Net
In millions of dollars at December 31, 2011	Level 1	Level 2	Level 3	inventory	Netting (1)	balance
Assets
Federal funds sold and securities borrowed or purchased under
agreements to resell	$—	$188,034	$4,701	$192,735	$(49,873)	$142,862
Trading securities
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$26,674	$861	$27,535	$—	$27,535
Residential	—	1,362	1,509	2,871	—	2,871
Commercial	—	1,715	618	2,333	—	2,333
Total trading mortgage-backed securities	$—	$29,751	$2,988	$32,739	$—	$32,739
U.S. Treasury and federal agency securities	$15,612	$3,784	$3	$19,399	$—	$19,399
State and municipal	—	5,112	252	5,364	—	5,364
Foreign government	52,429	26,601	521	79,551	—	79,551
Corporate	—	33,786	3,240	37,026	—	37,026
Equity securities	29,707	3,279	244	33,230	—	33,230
Asset-backed securities	—	1,270	5,801	7,071	—	7,071
Other debt securities	—	12,284	2,743	15,027	—	15,027
Total trading securities	$97,748	$115,867	$15,792	$229,407	$—	$229,407
Trading account derivatives
Interest rate contracts	$67	$755,473	$1,947	$757,487
Foreign exchange contracts	—	93,536	781	94,317
Equity contracts	2,240	16,376	1,619	20,235
Commodity contracts	958	11,940	865	13,763
Credit derivatives	—	81,123	9,301	90,424
Total trading account derivatives	$3,265	$958,448	$14,513	$976,226
Gross cash collateral paid				57,815
Netting agreements and market value adjustments					$(971,714)
Total trading account derivatives	$3,265	$958,448	$14,513	$1,034,041	$(971,714)	$62,327
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$59	$45,043	$679	$45,781	$—	$45,781
Residential	—	4,764	8	4,772	—	4,772
Commercial	—	472	—	472	—	472
Total investment mortgage-backed securities	$59	$50,279	$687	$51,025	$—	$51,025
U.S. Treasury and federal agency securities	$11,642	$73,421	$75	$85,138	$—	$85,138
				Gross		Net
In millions of dollars at December 31, 2011	Level 1	Level 2	Level 3	inventory	Netting (1)	balance
State and municipal	$—	$13,732	$667	$14,399	$—	$14,399
Foreign government	33,544	50,523	447	84,514	—	84,514
Corporate	—	9,268	989	10,257	—	10,257
Equity securities	6,634	98	1,453	8,185	—	8,185
Asset-backed securities	—	6,962	4,041	11,003	—	11,003
Other debt securities	—	563	120	683	—	683
Non-marketable equity securities	—	518	8,318	8,836	—	8,836
Total investments	$51,879	$205,364	$16,797	$274,040	$—	$274,040
Loans (2)	$—	$583	$4,682	$5,265	$—	$5,265
Mortgage servicing rights	—	—	2,569	2,569	—	2,569
Nontrading derivatives and other financial assets measured
on a recurring basis, gross	$—	$14,270	$2,245	$16,515
Gross cash collateral paid				307
Netting agreements and market value adjustments					$(3,462)
Nontrading derivatives and other financial assets measured
on a recurring basis	$—	$14,270	$2,245	$16,822	$(3,462)	$13,360
Total assets	$152,892	$1,482,566	$61,299	$1,754,879	$(1,025,049)	$729,830
Total as a percentage of gross assets (3)	9.0%	87.4%	3.6%	100.0%
Liabilities
Interest-bearing deposits	$—	$895	$431	$1,326	$—	$1,326
Federal funds purchased and securities loaned or sold under
agreements to repurchase	—	146,524	1,061	147,585	(49,873)	97,712
Trading account liabilities
Securities sold, not yet purchased	58,456	10,941	412	69,809		69,809
Trading account derivatives
Interest rate contracts	$37	$738,833	$1,221	$740,091
Foreign exchange contracts	—	96,020	1,343	97,363
Equity contracts	2,822	26,961	3,356	33,139
Commodity contracts	873	11,959	1,799	14,631
Credit derivatives	—	77,153	7,573	84,726
Total trading account derivatives	$3,732	$950,926	$15,292	$969,950
Gross cash collateral received				52,811
Netting agreements and market value adjustments					$(966,488)
Total trading account derivatives	$3,732	$950,926	$15,292	$1,022,761	$(966,488)	$56,273
Short-term borrowings	—	855	499	1,354	—	1,354
Long-term debt	—	17,268	6,904	24,172	—	24,172
Nontrading derivatives and other financial liabilities measured
on a recurring basis, gross	$—	$3,559	$3	$3,562
Gross cash collateral received				$3,642
Netting agreements and market value adjustments					$(3,462)
Nontrading derivatives and other financial liabilities measured
on a recurring basis	$—	$3,559	$3	$7,204	$(3,462)	$3,742
Total liabilities	$62,188	$1,130,968	$24,602	$1,274,211	$(1,019,823)	$254,388
Total as a percentage of gross liabilities (3)	5.1%	92.9%	2.0%	100.0%

(1)	Represents netting of: (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement, cash collateral and the market value adjustment.
(2)	There is no allowance for loan losses recorded for loans reported at fair value.
(3)	Percentage is calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding collateral paid/received on derivatives.

Changes in level 3 fair value category

		Net realized/unrealized										Unrealized
		gains (losses) included in			Transfers	Transfers						gains
	Dec. 31,	Principal			into	out of					Dec. 31,	(losses)
In millions of dollars	2011	transactions	Other	(1)(2)	Level 3	Level 3	Purchases	Issuances	Sales	Settlements	2012	still held (3)
Assets
Federal funds sold
and securities
borrowed or purchased under agreements to resell	$4,701	$306		$—	$540	$(444)	$—	$—	$—	$(60)	$5,043	$317
Trading securities
Trading mortgage-
backed securities
U.S. government-
sponsored agency guaranteed	861	38		—	1,294	(735)	657	79	(735)	(134)	1,325	(16)
Residential	1,509	204		—	848	(499)	1,652	—	(1,897)	(12)	1,805	(27)
Commercial	618	(32)		—	327	(305)	1,056	—	(545)	—	1,119	28
Total trading mortgage-backed
securities	$2,988	$210		$—	$2,469	$(1,539)	$3,365	$79	$(3,177)	$(146)	$4,249	$(15)
U.S. Treasury and
federal agency securities	$3	$—		$—	$—	$—	$13	$—	$(16)	$—	$—	$—
State and municipal	$252	$24		$—	$19	$(18)	$61	$—	$(143)	$—	$195	$(2)
Foreign government	521	25		—	89	(875)	960	—	(409)	—	311	5
Corporate	3,240	(90)		—	464	(558)	2,622	—	(1,942)	(1,706)	2,030	(28)
Equity securities	244	(25)		—	121	(47)	231	—	(192)	(68)	264	(5)
Asset-backed securities	5,801	503		—	222	(114)	6,873	—	(7,823)	(1,009)	4,453	(173)
Other debt securities	2,743	(8)		—	1,126	(2,089)	2,954	—	(2,092)	(313)	2,321	376
Total trading securities	$15,792	$639		$—	$4,510	$(5,240)	$17,079	$79	$(15,794)	$(3,242)	$13,823	$158
Trading derivatives, net (4)
Interest rate contracts	$726	$(101)		$—	$682	$(438)	$311	$—	$(194)	$(805)	$181	$(298)
Foreign exchange contracts	(562)	440		—	(1)	25	196	—	(213)	115	—	(190)
Equity contracts	(1,737)	326		—	(34)	443	428	—	(657)	(217)	(1,448)	(506)
Commodity contracts	(934)	145		—	(66)	5	100	—	(89)	68	(771)	114
Credit derivatives	1,728	(2,355)		—	32	(188)	117	—	(11)	335	(342)	(692)
Total trading derivatives, net (4)	$(779)	$(1,545)		$—	$613	$(153)	$1,152	$—	$(1,164)	$(504)	$(2,380)	$(1,572)
Investments
Mortgage-backed securities
U.S. government-
sponsored agency guaranteed	$679	$—		$7	$894	$(3,742)	$3,622	$—	$—	$(2)	$1,458	$43
Residential	8	—		6	205	(6)	46	—	(54)	—	205	—
Commercial	—	—		—	—	(11)	11	—	—	—	—	—
Total investment
mortgage- backed securities	$687	$—		$13	$1,099	$(3,759)	$3,679	$—	$(54)	$(2)	$1,663	$43
U.S. Treasury and
federal agency securities	$75	$—		$—	$75	$(150)	$12	$—	$—	$—	$12	$—
State and municipal	667	—		12	129	(153)	412	—	(218)	—	849	(20)
Foreign government	447	—		20	193	(297)	519	—	(387)	(112)	383	1
Corporate	989	—		(6)	68	(698)	224	—	(144)	(48)	385	8
Equity securities	1,453	—		119	—	—	—	—	(308)	(491)	773	(34)
Asset-backed securities	4,041	—		(98)	—	(730)	930	—	(77)	(1,846)	2,220	1
Other debt securities	120	—		(53)	—	—	310	—	(118)	(1)	258	—
Non-marketable
equity securities	8,318	—		453	—	—	1,266	—	(3,373)	(1,300)	5,364	313
Total investments	$16,797	$—		$460	$1,564	$(5,787)	$7,352	$—	$(4,679)	$(3,800)	$11,907	$312
		Net realized/unrealized										Unrealized
		gains (losses) included in			Transfers	Transfers						gains
	Dec. 31,	Principal			into	out of					Dec. 31,	(losses)
In millions of dollars	2011	transactions	Other	(1)(2)	Level 3	Level 3	Purchases	Issuances	Sales	Settlements	2012	still held (3)
Loans	$4,682	$—		$(34)	$1,051	$(185)	$301	$930	$(251)	$(1,563)	$4,931	$156
Mortgage servicing rights	2,569	—		(426)	—	—	2	421	(5)	(619)	1,942	(427)
Other financial assets measured on a
recurring basis	2,245	—		366	21	(35)	4	1,700	(50)	(1,799)	2,452	101
Liabilities
Interest-bearing deposits	$431	$—		$(141)	$213	$(36)	$—	$268	$—	$(231)	$786	$(414)
Federal funds purchased
and securities loaned
or sold under agreements to repurchase	1,061	(64)		—	—	(14)	—	—	(179)	(91)	841	43
Trading account liabilities
Securities sold, not yet purchased	412	(1)		—	294	(47)	—	—	216	(511)	365	(42)
Short-term borrowings	499	(108)		—	47	(20)	—	268	—	(790)	112	(57)
Long-term debt	6,904	98		119	2,548	(2,694)	—	2,480	—	(2,295)	6,726	(688)
Other financial liabilities
measured on a recurring basis	3	—		(31)	2	(2)	(4)	6	—	(12)	24	(13)

(1)	Changes in fair value for available-for-sale investments (debt securities) are recorded in Accumulated other comprehensive income (loss), unless other-than-temporarily impaired, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.
(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income.
(3)	Represents the amount of total gains or losses for the period, included in earnings (and Accumulated other comprehensive income (loss) for changes in fair value for available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2012 and 2011.
(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.
		Net realized/unrealized			Transfers						Unrealized
		gains (losses) included in			into and/or						gains
	Dec. 31,	Principal			out of					Dec. 31,	(losses)
In millions of dollars	2010	transactions	Other	(1)(2)	Level 3	Purchases	Issuances	Sales	Settlements	2011	still held (3)
Assets
Federal funds sold and
securities borrowed or
purchased under agreements to resell	$4,911	$90		$—	$(300)	$—	$—	$—	$—	$4,701	$89
Trading securities
Trading mortgage-backed securities
U.S. government- sponsored agency
guaranteed	$831	$(62)		$—	$169	$677	$73	$(686)	$(141)	$861	$(100)
Residential	2,328	148		—	(138)	4,150	—	(4,901)	(78)	1,509	118
Commercial	418	33		—	345	418	—	(570)	(26)	618	(57)
Total trading mortgage-
backed securities	$3,577	$119		$—	$376	$5,245	$73	$(6,157)	$(245)	$2,988	$(39)
U.S. Treasury and federal
agencies securities	$72	$9		$—	$(45)	$8	$—	$(41)	$—	$3	$—
State and municipal	$208	$67		$—	$102	$1,128	$—	$(1,243)	$(10)	$252	$(35)
Foreign government	566	(33)		—	(243)	1,556	—	(797)	(528)	521	(22)
Corporate	5,004	(60)		—	1,452	3,272	—	(3,864)	(2,564)	3,240	(680)
Equity securities	776	(202)		—	(145)	191	—	(376)	—	244	(143)
Asset-backed securities	7,620	128		—	606	5,198	—	(6,069)	(1,682)	5,801	(779)
Other debt securities	1,833	(179)		—	(17)	2,810	—	(1,700)	(4)	2,743	68
Total trading securities	$19,656	$(151)		$—	$2,086	$19,408	$73	$(20,247)	$(5,033)	$15,792	$(1,630)
Trading derivatives, net (4)
Interest rate contracts	$(730)	$(242)		$—	$1,549	$111	$—	$(21)	$59	$726	$52
Foreign exchange contracts	(336)	(134)		—	(62)	11	—	(3)	(38)	(562)	(100)
Equity contracts	(1,639)	471		—	(28)	362	—	(242)	(661)	(1,737)	(1,139)
Commodity contracts	(1,023)	426		—	(83)	2	—	(104)	(152)	(934)	(48)
Credit derivatives	2,296	520		—	183	8	—	(1)	(1,278)	1,728	1,615
Total trading derivatives, net (4)	$(1,432)	$1,041		$—	$1,559	$494	$—	$(371)	$(2,070)	$(779)	$380
Investments
Mortgage-backed securities
U.S. government-
sponsored agency guaranteed	$22	$—		$(22)	$416	$270	$—	$(7)	$—	$679	$(38)
Residential	167	—		(2)	(109)	7	—	(54)	(1)	8	—
Commercial	527	—		(4)	(513)	42	—	(52)	—	—	—
Total investment mortgage-
backed securities	$716	$—		$(28)	$(206)	$319	$—	$(113)	$(1)	$687	$(38)
U.S. Treasury and federal
agencies securities	$17	$—		$—	$60	$—	$—	$(2)	$—	$75	$—
State and municipal	504	—		(10)	(59)	324	—	(92)	—	667	(20)
Foreign government	358	—		13	(21)	352	—	(67)	(188)	447	6
Corporate	525	—		(106)	199	732	—	(56)	(305)	989	6
Equity securities	2,055	—		(38)	(31)	—	—	(84)	(449)	1,453	—
Asset-backed securities	5,424	—		43	55	106	—	(460)	(1,127)	4,041	5
Other debt securities	727	—		26	121	35	—	(289)	(500)	120	(2)
Non-marketable equity securities	6,960	—		862	(886)	4,881	—	(1,838)	(1,661)	8,318	580
Total investments	$17,286	$—		$762	$(768)	$6,749	$—	$(3,001)	$(4,231)	$16,797	$537
		Net realized/unrealized			Transfers						Unrealized
		gains (losses) included in			into and/or						gains
	Dec. 31,	Principal			out of					Dec. 31,	(losses)
In millions of dollars	2010	transactions	Other	(1)(2)	Level 3	Purchases	Issuances	Sales	Settlements	2011	still held (3)
Loans	$3,213	$—		$(309)	$425	$250	$2,002	$(85)	$(814)	$4,682	$(265)
Mortgage servicing rights	4,554	—		(1,465)	—	—	408	(212)	(716)	2,569	(1,465)
Other financial assets measured on a
recurring basis	$2,509	$—		$109	$(90)	$57	$553	$(172)	$(721)	$2,245	$112
Liabilities
Interest-bearing deposits	$277	$—		$86	$(72)	$—	$325	$—	$(13)	$431	$(76)
Federal funds purchased and securities
loaned or sold under agreements
to repurchase	1,261	(22)		—	45	—	—	(117)	(150)	1,061	(64)
Trading account liabilities
Securities sold, not yet purchased	187	48		—	438	—	—	413	(578)	412	42
Short-term borrowings	802	190		—	(220)	—	551	—	(444)	499	39
Long-term debt	8,494	160		266	(509)	—	1,485	—	(2,140)	6,904	(225)
Other financial liabilities measured
on a recurring basis	19	—		(19)	7	1	13	(1)	(55)	3	(3)

(1)	Changes in fair value for available-for-sale investments (debt securities) are recorded in Accumulated other comprehensive income (loss) unless other-than-temporarily impaired, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.
(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income. See Note 15 to the Consolidated Financial Statements for a discussion of other-than-temporary impairment.
(3)	Represents the amount of total gains or losses for the period, included in earnings (and Accumulated other comprehensive income (loss) for changes in fair value for available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2012 and 2011.
(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.

Significant valuation techniques and most significant unobservable inputs used in Level 3 fair value measurements

	Fair Value	(1)
	(in millions)		Methodology	Input	Low	(2)(3)	High	(2)(3)
Assets
Federal funds sold and securities
borrowed or purchased under
agreements to resell	$4,786		Cash flow	Interest rate	1.09%		1.50%
Trading and investment securities
Mortgage-backed securities	$4,402		Price-based	Price	$0.00		$135.00
	1,148		Yield analysis	Yield	0.00%		25.84%
				Prepayment period	2.16 years		7.84 years
State and municipal, foreign	$4,416		Price-based	Price	$0.00		$159.63
government, corporate and other	1,231		Cash flow	Yield	0.00%		30.00%
debt securities	787		Yield analysis	Credit spread	35	bps	300	bps
Equity securities	$792		Cash flow	Yield	9.00%		10.00%
	147		Price-based	Prepayment period	3 years		3 years
				Price	$0.00		$750.00
Asset-backed securities	$4,253		Price-based	Price	$0.00		$136.63
	1,775		Internal model	Yield	0.00%		27.00%
	561		Cash flow	Credit correlation	15.00%		90.00%
				Weighted average life
				(WAL)	0.34 years		16.07 years
Non-marketable equity	$2,768		Price-based	Fund NAV	$1.00		$456,773,838
	1,803		Comparables analysis	EBITDA multiples	4.70		14.39
				Price-to-book ratio	0.77		1.50
	709		Cash flow	Discount to price	0.00%		75.00%
Derivatives – Gross (4)
Interest rate contracts (gross)	$3,202		Internal model	Interest rate (IR)-IR correlation	(98.00)%		90.00%
				Credit spread	0	bps	550.27	bps
				IR volatility	0.09%		100.00%
				Interest rate	0%		15.00%
Foreign exchange contracts (gross)	$1,542		Internal model	Foreign exchange (FX) volatility	3.20%		67.35%
				IR-FX correlation	40.00%		60.00%
				Credit spread	0	bps	376	bps
Equity contracts (gross) (5)	$4,669		Internal model	Equity volatility	1.00%		185.20%
				Equity forward	74.94%		132.70%
				Equity-equity correlation	1.00%		99.90%
Commodity contracts (gross)	$2,160		Internal model	Forward price	37.45%		181.50%
				Commodity correlation	(77.00)%		95.00%
				Commodity volatility	5.00%		148.00%
Credit derivatives (gross)	$4,777		Internal model	Price	$0.00		$121.16
	3,886		Price-based	Recovery rate	6.50%		78.00%
				Credit correlation	5.00%		99.00%
				Credit spread	0	bps	2,236	bps
				Upfront points	3.62		100.00
Nontrading derivatives and other financial assets and	$2,000		External model	Price	$100.00		$100.00
liabilities measured on a recurring basis (gross) (4)	461		Internal model	Redemption rate	30.79%		99.50%
Loans	$2,447		Price-based	Price	$0.00		$103.32
	1,423		Yield analysis	Credit spread	55	bps	600.19	bps
	888		Internal model
Mortgage servicing rights	$1,858		Cash flow	Yield	0.00%		53.19%
				Prepayment period	2.16 years		7.84 years
Liabilities
Interest-bearing deposits	$785	Internal model	Equity volatility	11.13%	86.10%
			Forward price	67.80%	182.00%
			Commodity correlation	(76.00)%	95.00%
			Commodity volatility	5.00%	148.00%
Federal funds purchased and securities loaned
or sold under agreements to repurchase	$841	Internal model	Interest rate	0.33%	4.91%
Trading account liabilities
Securities sold, not yet purchased	$265	Internal model	Price	$0.00	$166.47
	75	Price-based
Short-term borrowings and long-term debt	$5,067	Internal model	Price	$0.00	$121.16
	1,112	Price-based	Equity volatility	12.40%	185.20%
	649	Yield analysis	Equity forward	75.40%	132.70%
			Equity-equity correlation	1.00%	99.90%
			Equity-FX correlation	(80.50)%	50.40%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.
(2)	Some inputs are shown as zero due to rounding.
(3)	When the low and high inputs are the same, there is either a constant input applied to all positions, or the methodology involving the input applies to one large position only.
(4)	Both trading and nontrading account derivatives—assets and liabilities—are presented on a gross absolute value basis.
(5)	Includes hybrid products.

Schedule of fixed income instruments weighted average price input

Mortgage-backed securities	$86.02
State and municipal, foreign government, corporate,
and other debt securities	90.95
Asset-backed securities	79.71
Loans	91.25
Short-term borrowings and long-term debt	93.38

Items measured at fair value of a nonrecurring basis

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2012
Loans held-for-sale	$2,647	$1,159	$1,488
Other real estate owned	201	22	179
Loans (1)	5,732	5,160	572
Other assets (2)	4,725	4,725	—
Total assets at fair value on a
nonrecurring basis	$13,305	$11,066	$2,239

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate secured loans.
(2)	Represents Citi’s remaining 35% investment in the Morgan Stanley Smith Barney joint venture whose carrying amount is the agreed purchase price. See Note 15 to the Consolidated Financial Statements.

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2011
Loans held-for-sale	$2,644	$1,668	$976
Other real estate owned	271	88	183
Loans (1)	3,911	3,185	726
Total assets at fair value on a
nonrecurring basis	$6,826	$4,941	$1,885

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate secured loans.

Valuation techniques and inputs for Level 3 nonrecurring fair value measurements

	Fair Value	(1)
	(in millions)		Methodology	Input	Low		High
Loans held-for-sale	$747		Price-based	Price	$63.42		$100.00
	485		External model	Credit spread	40	bps	40	bps
	174		Recovery analysis
Other real estate owned	165		Price-based	Discount to price	11.00%		50.00%
				Price (2)	$39,774		$15,457,452
Loans (3)	351		Price-based	Discount to price	25.00%		34.00%
	111		Internal model	Price (2)	$6,272,242		$86,200,000
				Discount rate	6.00%		16.49%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.
(2)	Prices are based on appraised values.
(3)	Represents loans held for investment whose carrying amounts are based on the fair value of the underlying collateral.

Changes in total nonrecurring fair value measurements

In millions of dollars	December 31, 2012
Loans held-for-sale	$(19)
Other real estate owned	(29)
Loans (1)	(1,489)
Other assets (2)	(3,340)
Total nonrecurring fair value gains (losses)	$(4,877)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate loans.
(2)	Includes the recognition of a $3,340 million impairment charge related to the carrying value of Citi's remaining 35% interest in the Morgan Stanley Smith Barney joint venture. See Note 15 to the Consolidated Financial Statements.

In millions of dollars	December 31, 2011
Loans held-for-sale	$(201)
Other real estate owned	(71)
Loans (1)	(973)
Total nonrecurring fair value gains (losses)	$(1,245)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate loans.

Estimated Fair Value of Financial Instruments

	December 31, 2012		Estimated fair value
In billions of dollars	Carrying value	Estimated fair value	Level 1	Level 2	Level 3
Assets
Investments	$17.9	$18.4	$3.0	$14.3	$1.1
Federal funds sold and securities borrowed or purchased under agreements to resell	100.7	100.7	—	94.8	5.9
Loans (1)(2)	621.9	612.2	—	4.2	608.0
Other financial assets (2)(3)	192.8	192.8	11.4	128.3	53.1
Liabilities
Deposits	$929.1	$927.4	$—	$765.5	$161.9
Federal funds purchased and securities loaned or sold under agreements to repurchase	94.5	94.5	—	94.4	0.1
Long-term debt (4)	209.7	215.3	—	177.0	38.3
Other financial liabilities (5)	139.0	139.0	—	31.1	107.9

	December 31, 2011
	Carrying	Estimated
In billions of dollars	value	fair value
Assets
Investments	$19.4	$18.4
Federal funds sold and securities borrowed or purchased
under agreements to resell	133.0	133.0
Loans (1)(2)	609.3	598.7
Other financial assets (2)(3)	245.7	245.7
Liabilities
Deposits	$864.6	$864.5
Federal funds purchased and securities loaned or sold
under agreements to repurchase	100.7	100.7
Long-term debt (4)	299.3	289.7
Other financial liabilities (5)	141.1	141.1

(1)	The carrying value of loans is net of the Allowance for loan losses of $25.5 billion for December 31, 2012 and $30.1 billion for December 31, 2011. In addition, the carrying values exclude $2.8 billion and $2.5 billion of lease finance receivables at December 31, 2012 and December 31, 2011, respectively.
(2)	Includes items measured at fair value on a nonrecurring basis.
(3)	Includes cash and due from banks, deposits with banks, brokerage receivables, reinsurance recoverable and other financial instruments included in Other assets on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.
(4)	The carrying value includes long-term debt balances carried at fair value under fair value hedge accounting.
(5)	Includes brokerage payables, separate and variable accounts, short-term borrowings (carried at cost) and other financial instruments included in Other liabilities on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.